Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Entity File Number	001-40786
Entity Registrant Name	SIGMA LITHIUM CORPORATION
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1000
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Av. Nove de Julho, nº 4.939, cj. 93 (Parte)
Entity Address, City or Town	São Paulo
City Area Code	55
Local Phone Number	11-2985-0089
Entity Address, Country	BR
Annual Information Form	true
Audited Annual Financial Statements	true
Title of 12(g) Security	Common Shares, no par value
Trading Symbol	SGML
Security Exchange Name	NASDAQ
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	110,059,471
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	KPMG Auditores Independentes Ltda
Auditor Location	São Paulo, Brazil
Auditor Firm ID	1124
Entity Central Index Key	0001848309
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System